Nature of business and organization (Details Narrative)			1 Months Ended
	Jul. 14, 2021	Jul. 01, 2021	Jun. 27, 2023	Mar. 17, 2023	Dec. 31, 2022	Nov. 30, 2021	Apr. 15, 2021
Viwo Technology Limited Viwo Tech [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Owned subsidiary							55.00%
Shanghai Guoyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred	100.00%	99.00%
Tapuyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred						100.00%
Younike [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred					100.00%
S Z Weidong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest transferred				1.00%
V I W O Technology Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Owned subsidiary			55.00%